Segment Information and Sales to Significant Customers - Revenue and Customer Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Revenue from External Customer [Line Items]
Total revenue	$ 1,002,588	$ 1,002,198	$ 992,340	$ 977,711	$ 979,724	$ 966,695	$ 966,009	$ 954,727	$ 3,974,837	$ 3,867,155	$ 3,718,229
AmdocsONE [Member]
Revenue from External Customer [Line Items]
Total revenue									3,930,186	3,809,088	3,629,698
Directory [Member]
Revenue from External Customer [Line Items]
Total revenue									$ 44,651	$ 58,067	$ 88,531